                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21432


                           REAVES UTILITY INCOME FUND
                           --------------------------
               (Exact name of registrant as specified in charter)


                1625 BROADWAY, SUITE 2200, DENVER, COLORADO 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Erin E. Douglas, Secretary
                           Reaves Utility Income Fund
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                             ----------------------
                     (Name and address of agent for service)


       Registrant's Telephone Number, including Area Code: (303) 623-2577
                                                           --------------


                       Date of fiscal year end: October 31

          Date of reporting period: February 24, 2004 - April 30, 2004
                                    ----------------------------------

ITEM 1 - REPORTS TO STOCKHOLDERS

REAVES UTILITY INCOME FUND

The following information supplements and should be read in conjunction with the information provided in the Fund's Semi-Annual Report dated April 30, 2004.

Page 10 entitled "Financial Highlights" of the Semi-Annual Report should be deleted in its entirety and replaced with the following:

FINANCIAL HIGHLIGHTS
For the Period February 24, 2004 to April 30, 2004 (unaudited)

PER COMMON SHARE OPERATING PERFORMANCE
Net asset value - beginning of period                                    $         19.10
                                                                         ---------------
Income from investment operations:
     Net investment income (loss)                                                   0.23
     Net realized and unrealized gain (loss) on investments                        (1.23)
                                                                         ---------------
     Total from investment operations                                              (1.00)
                                                                         ---------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
     Net investment income                                                         (0.10)
                                                                         ---------------
     Total distributions                                                           (0.10)
                                                                         ---------------

CAPITAL SHARE TRANSACTIONS:
     Common share offering costs charged to paid in capital                        (0.04)
                                                                         ---------------
     Total capital share transactions                                              (0.04)
                                                                         ---------------
Net asset value - end of period                                          $         17.96
                                                                         ===============
Market price - end of period                                             $         17.65
                                                                         ===============

TOTAL RETURN (1)                                                                  (11.75)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                          $       406,911
Ratio of expenses to average net assets                                             1.18%(2)
Ratio of net investment income to average net assets                                7.29%(2)
Ratio of expenses to average net assets without fee waivers                         1.18%(2)
Ratio of net investment income to average net assets without
    fee waivers                                                                     7.29%(2)
Portfolio turnover rate                                                            29.19%

(1) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(2)  Annualized.

See notes to financial statements.

REAVES UTILITY INCOME FUND


SEMI-ANNUAL REPORT


APRIL 30, 2004 (UNAUDITED)

                                                              SHAREHOLDER LETTER

                                                      April 30, 2004 (unaudited)


Dear Shareholders:


February 25, 2004 marked the first day of trading of the Reaves Utility Income Fund on the American Stock Exchange under the ticker symbol UTG. On behalf of the Board of Trustees, we thank the shareholders for making this a successful initial public offering ("IPO") with over $400 million raised for investment. In addition to capital appreciation, the Fund's primary objective is to capture tax-advantaged dividend income and in fact declared its first dividend on April 12 and paid it out on April 30.

With an investment emphasis in the utility sector of the market, the Reaves Utility Income Fund marked the first IPO of its kind in over 17 years. The Fund is managed by W.H. Reaves & Company, an investment advisor with 42 years of utility investment management experience. Commentary from Reaves on the Fund's dividends, investments and market environment is included along with the financial highlights and holdings.

We hope that you find this first shareholder report useful and we encourage you to gather more information through an investment professional, by calling the Fund at 1-800-644-5571 or by visiting www.utilityincomefund.com.


Sincerely,

/s/ Ned Burke

Ned Burke
President

MANAGEMENT DISCUSSION & ANALYSIS
April 30, 2004 (unaudited)

DISTRIBUTIONS TO COMMON SHAREHOLDERS The Reaves Utility Income Fund was approximately 9 weeks old as of April 30th and on April 12th it declared its first regular monthly dividend of $ 0.0967 per share for the months of April, May and June. The dividends provide an annualized yield of approximately 5.8% based upon the Fund's initial offering price of $20.00 per share. The current before-tax yield compares favorably to the 4.5% yield on the 10 year United States Treasury Note on April 30th. Applying ordinary income tax rates to the Treasury Note Income of 4.5% and the preferential tax rate to qualified dividend income at an annual rate 5.8% highlights the after tax value of your Fund's dividend.

INVESTMENT PORTFOLIO Total net assets of the Fund amounted to approximately $407 million on April 30th. In addition to the proceeds of the common stock offering, a bank line of credit was drawn upon to increase the Fund's investment, primarily in dividend paying utility securities. The net asset value of the Fund was $ 17.96 on April 30th. The Fund will not be fully invested until the proceeds from the sale of auction market preferred securities are received. The amount of the preferred securities to be issued will be determined by the market value of the fund's assets at date of issue and our requirement that two credit rating agencies issue a AAA credit rating for the preferred shares.

MARKET AND FUND COMMENTARY In the long run, the future returns for the Fund's shareholders depend primarily on how well we manage the investment portfolio to achieve a tax-advantaged yield and grow the net asset value. In the short run, changes in the market price of the Fund's common shares which deviate from the underlying changes arising in net asset value can enhance or diminish shareholder returns. April's market performance suffered when a sharp decline in bond prices, out of fear of rising interest rates, precipitated broad based selling of most interest rate sensitive securities.

The first nine weeks of the Fund's existence were challenging given the volatility of interest rates during that period. Rates declined sharply in March and rose sharply in April. On a positive note, the initial dividend yield was established above the mid range of our early expectations, and the Fund was invested along our original guidelines: (90% common stocks and 10% preferred and fixed income securities). The Fund was not fully leveraged in April. The interest rate increases in April contributed to the worst total return month for preferred stocks since

1990, which justified our decision to keep the preferred portion of the portfolio to well below its permissible long term allocation.

The Reaves Utility Income Fund is not considered a short-term investment and the longer the period of time involved the more important portfolio investment returns will be in determining shareholder returns. The majority of companies represented in the portfolio have three primary characteristics which work to overcome the negative effects of rising interest rates and inflation. First, they are steadily growing their earnings and reinvesting their retained earnings. Second, approximately 75% of the common stock holdings are periodically raising their dividends, resulting in an increase in yield on their original cost of purchase. And third, there is the potential for capital gains from successful investments.

We are constructive on the investment outlook for selected utilities. As a result of the difficulties utilities experienced in 2001 and 2002, many utility companies have strengthened their capital structures. In some cases new management has been brought in to improve operating performance and returns to shareholders. Reduced dividend payout ratios make possible not only continued but in some cases, better dividend growth in the future. Margins are improving as excess generation capacity is reduced. In certain states, politicians and /or regulators have recognized the need to better balance demands of consumers and the needs of utilities for rates of return on investment adequate to provide needed infrastructure investment. The result can be better returns for utility common stock investors. Lastly, investors have become increasingly aware that the ability and the commitment of a company to raise its dividend may lead to strong stock performance.


Respectfully submitted,
Portfolio Co-Managers

                                                              -WILLIAM H. REAVES
                                                             -RONALD J. SORENSON
                                                               -WILLIAM A. FERER

STATEMENT OF INVESTMENTS
April 30, 2004 (unaudited)

                                                              SHARES       VALUE (NOTE 1)
                                                          --------------   --------------
COMMON STOCK - 124.32%
CONSUMER STAPLES - 11.53%
    Altria Group, Inc.                                           605,000   $   33,504,900
    UST, Inc.                                                    360,000       13,395,600
                                                                           --------------
                                                                               46,900,500
                                                                           --------------

ELECTRIC - 77.12%
    Alliant Energy Corp.                                          80,000        1,988,800
    Ameren Corp.                                                 855,000       37,380,600
    Cinergy Corp.                                                460,000       17,452,400
    Consolidated Edison, Inc.                                    645,000       26,580,450
    Dominion Resources, Inc.                                     125,000        7,976,250
    DTE Energy Co.                                               575,000       22,436,500
    Duke Energy Corp.                                          1,733,000       36,496,980
    Duquesne Light Holdings, Inc.                                537,000       10,079,490
    Exelon Corp.                                                  45,000        3,012,300
    FirstEnergy Corp.                                             60,000        2,346,000
    Great Plains Energy, Inc.                                    537,600       16,778,496
    Hawaiian Electric Industries, Inc.                           190,000        9,454,400
    NSTAR                                                        286,300       13,856,920
    OGE Energy Corp.                                             821,000       19,745,050
    Pinnacle West Capital Corp.                                  269,900       10,542,294
    Progress Energy, Inc.                                        450,000       19,246,500
    Public Service Enterprise Group, Inc.                        628,200       26,949,780
    Southern Co.                                                 740,000       21,282,400
    TECO Energy, Inc.                                            257,800        3,281,794
    Wisconsin Energy Corp.                                        23,000          722,200
    WPS Resources Corp.                                          116,900        5,355,189
    Xcel Energy, Inc.                                             50,000          836,500
                                                                           --------------
                                                                              313,801,293
                                                                           --------------

ENERGY - 1.58%
    Total S.A., ADR                                               70,000        6,448,400
                                                                           --------------

FINANCIALS - 3.93%
    Citigroup, Inc.                                              110,000        5,289,900
    Regions Financial Corp.                                       25,000          867,750
    Washington Mutual, Inc.                                      250,000        9,847,500
                                                                           --------------
                                                                               16,005,150
                                                                           --------------

GAS - 9.62%
    Keyspan Corp.                                                460,000       16,629,000
    ONEOK, Inc.                                                  125,000        2,618,750
    Peoples Energy Corp.                                         441,200       18,442,160
    Vectren Corp.                                                 60,000        1,449,000
                                                                           --------------
                                                                               39,138,910
                                                                           --------------

                                                              SHARES       VALUE (NOTE 1)
                                                          --------------   --------------
COMMON STOCK (CONTINUED)
TELEPHONE - 20.54%
    AT&T Corp.                                                 1,134,000   $   19,448,100
    BCE, Inc.                                                    755,000       15,054,700
    BellSouth Corp.                                              172,000        4,439,320
    SBC Communications, Inc.                                   1,530,000       38,097,000
    TDC A/S, ADR                                                 120,000        2,018,400
    Verizon Communications, Inc.                                 120,000        4,528,800
                                                                           --------------
                                                                               83,586,320
                                                                           --------------
TOTAL COMMON STOCK
    (Cost $529,236,900)                                                       505,880,573
                                                                           --------------

PREFERRED STOCK - 10.50%
CONSUMER DISCRETIONARY - 0.76%
    Corts Ford Trust, 7.40%, 11/01/46                            125,200        3,077,416
                                                                           --------------

ELECTRIC - 4.09%
    AES Trust III, 6.75%, 10/15/29                                91,500        3,877,312
    BGE Capital Trust II, 6.20%, 10/15/43                        160,000        3,870,400
    Consumers Energy Co. Funding Trust IV,
      9.00%, 06/30/31                                            125,000        3,231,250
    Georgia Power Capital Trust V,
      7.125%, 03/31/42                                           131,400        3,373,038
    PSEG Funding Trust II,
      8.75%, 12/31/32                                             82,800        2,277,000
                                                                           --------------
                                                                               16,629,000
                                                                           --------------

FINANCIALS- 2.23%
    ABN AMRO Capital Funding Trust VII, 6.08%                    120,000        2,868,000
    Lehman Brothers Holdings Capital Trust,
      Series M, 6.00%, 04/22/53                                   70,000        1,646,400
    Renaissance Holdings Ltd., Series C, 6.08%                   200,000        4,584,000
                                                                           --------------
                                                                                9,098,400
                                                                           --------------

GAS - 0.81%
    ONEOK, Inc., 8.50%, 02/16/06                                 114,500        3,309,050
                                                                           --------------

INFORMATION TECHNOLOGY - 0.17%
    Corporate- Backed Trust Certificates, Series
      2001-10, 7.875%, 10/01/97                                   26,800          686,750
                                                                           --------------

REAL ESTATE INVESTMENT TRUSTS - 1.02%
    AMB Property Corp., Series L, 6.50%                           40,400          983,489
    Duke Realty Corp., Series K, 6.50%                           138,700        3,158,199
                                                                           --------------
                                                                                4,141,688
                                                                           --------------

                                                              SHARES       VALUE (NOTE 1)
                                                          --------------   --------------
PREFERRED STOCK (CONTINUED)
TELEPHONE - 1.42%
    CenturyTel, Inc., 6.875%, 05/15/05                           186,900   $    4,649,138
    Preferred Plus Trust, Series T1, 7.35%,
       03/15/29                                                   30,200          750,470
    Trust Certificates 2001-1, Series T, 7.45%,
       03/15/29                                                   14,900          368,030
                                                                           --------------
                                                                                5,767,638
                                                                           --------------

TOTAL PREFERRED STOCK
    (Cost $44,853,450)                                                         42,709,942
                                                                           --------------

                                             BOND RATING       PRINCIPAL
                                               MOODY/S&P          AMOUNT
                                             -----------  --------------
CORPORATE BONDS - 4.96%
ELECTRIC - 4.31%
    Calpine Generating Co., 11.50%,
       04/01/11, 144A*                           B3/CCC+  $   20,000,000       17,550,000

TELEPHONE - 0.65%
    US West Communications Inc., 7.50%,
       06/15/23                                   Ba3/B-       3,000,000        2,640,000
                                                                           --------------
TOTAL CORPORATE BONDS
   (Cost $22,803,867)                                                          20,190,000
                                                                           --------------

TOTAL INVESTMENTS
   (Cost $596,894,217)                                   139.78%              568,780,515
Liabilities in Excess of Other Assets                    -39.78%             (161,869,107)
                                                        -------            --------------
NET ASSETS                                               100.00%           $  406,911,408
                                                        =======            ==============

ADR- American Depositary Receipt

* Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $17,550,000 or 4.31% of net assets.

All shares of securities by the Fund are pledged as collateral for the borrowings under the loan agreement.

                                               STATEMENT OF ASSETS & LIABILITIES
                                                      April 30, 2004 (unaudited)

ASSETS:
Investments, at value (Cost - see below)                                 $   568,780,515
Dividends receivable                                                           3,169,482
Interest receivable                                                              341,806
Receivable for investments sold                                                2,404,654
Other assets                                                                      15,061
                                                                         ---------------
    Total assets                                                             574,711,518
                                                                         ---------------

LIABILITIES:
Payable for investments purchased                                              8,725,146
Loan payable to bank (Note 5)                                                158,059,757
Interest on loan payable to bank                                                 192,652
Accrued investment advisory fee                                                  205,769
Accrued administration fee                                                        94,833
Accrued trustees fee                                                               7,299
Accrued offering costs                                                           514,654
                                                                         ---------------
    Total Liabilities                                                        167,800,110
                                                                         ---------------
Net Assets                                                               $   406,911,408
                                                                         ===============

COST OF INVESTMENTS                                                      $   596,894,217
                                                                         ===============

COMPOSITION OF NET ASSETS:
Paid in capital                                                          $   431,809,000
Undistributed net investment income                                            3,132,067
Accumulated net realized gain (loss) on investments                               84,043
Net unrealized appreciation (depreciation) in value of investments           (28,113,702)
                                                                         ---------------
Net Assets                                                                   406,911,408
                                                                         ===============

Shares of common stock outstanding of no par value,
    unlimited shares authorized                                               22,655,236
                                                                         ===============
Net asset value per share                                                $         17.96
                                                                         ===============

See notes to financial statements.

STATEMENT OF OPERATIONS
For the Period February 24, 2004 to April 30, 2004 (unaudited)

INVESTMENT INCOME:
Dividends                                                                $     5,882,063
Interest                                                                         302,047
                                                                         ---------------
    Total Income                                                               6,184,110
                                                                         ---------------

EXPENSES:
Investment advisory fee (Note 4)                                                 419,717
Administration fee (Note 4)                                                      193,435
Trustees fee                                                                       7,299
Interest on outstanding loan payable (Note 5)                                    240,831
                                                                         ---------------
    Net Expenses                                                                 861,282
                                                                         ---------------

Net Investment Income                                                          5,322,828
                                                                         ---------------

Net realized gain (loss) on investments                                           84,043
Change in net unrealized appreciation/depreciation                           (28,113,702)
                                                                         ---------------
Net gain (loss) on investments                                               (28,029,659)
                                                                         ---------------

Net Increase (Decrease) in Net Assets From Operations                    $   (22,706,831)
                                                                         ===============

See notes to financial statements.

                                              STATEMENT OF CHANGES IN NET ASSETS
                  For the Period February 24, 2004 to April 30, 2004 (unaudited)

COMMON SHAREHOLDER OPERATIONS:
Net investment income                                                    $     5,322,828
Net realized gain (loss) on investments                                           84,043
Change in net unrealized appreciation/depreciation                           (28,113,702)
                                                                         ---------------
Net increase (decrease) in net assets from operations                        (22,706,831)
                                                                         ---------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income                                                    (2,190,761)
                                                                         ---------------
Net decrease in net assets from distributions                                 (2,190,761)
                                                                         ---------------

CAPITAL SHARE TRANSACTIONS (NOTE 2):
Proceeds from sales of shares, net of offering costs                         381,300,000
Proceeds from the underwriters' over-allotment
    option exerised, net of offering costs                                    50,509,000
Net asset value of common stock issued to stockholders
    from reinvestment of dividends                                                     -
                                                                         ---------------
Net increase in net assets from capital share transactions                   431,809,000
                                                                         ---------------

NET INCREASE (DECREASE) IN NET ASSETS                                        406,911,408
                                                                         ---------------

NET ASSETS:
Beginning of period                                                                    -
                                                                         ---------------
End of period *                                                          $   406,911,408
                                                                         ===============

*  Includes undistributed net investment income of:                      $     3,132,067
                                                                         ---------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
For the Period February 24, 2004 to April 30, 2004 (unaudited)

PER COMMON SHARE OPERATING PERFORMANCE
Net asset value - beginning of period                                    $         19.10
                                                                         ---------------
Income from investment operations:
     Net investment income (loss)                                                   0.23
     Net realized and unrealized gain (loss) on investments                        (1.23)
                                                                         ---------------
     Total from investment operations                                              (1.00)
                                                                         ---------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
     Net investment income                                                         (0.10)
                                                                         ---------------
     Total distributions                                                           (0.10)
                                                                         ---------------

CAPITAL SHARE TRANSACTIONS:
     Common share offering costs charged to paid in capital                        (0.04)
                                                                         ---------------
     Total capital share transactions                                              (0.04)
                                                                         ---------------
Net asset value - end of period                                          $         17.96
                                                                         ===============
Market price - end of period                                             $         17.65
                                                                         ===============

TOTAL RETURN (1)                                                                  (11.75)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                          $       406,911
Ratio of expenses to average net assets                                             1.18%(2)
Ratio of net investment income to average net assets                                7.29%(2)
Ratio of expenses to average net assets without fee waivers                         1.18%(2)
Ratio of net investment income to average net assets without
    fee waivers                                                                     7.29%(2)
Portfolio turnover rate                                                            29.19%

(1) Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(2)  Annualized.

See notes to financial statements.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 2004 (unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES
Reaves Utility Income Fund is a closed-end management investment company (the "Fund") that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund is a non-diversified series with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

THE FOLLOWING SUMMARIZES THE SIGNIFICANT ACCOUNTING POLICIES OF THE FUND. SECURITY VALUATION: The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued either at amortized cost or at original cost plus accrued interest, both of which approximate market value. Other-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

INCOME TAXES: The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income for the Fund are declared and paid monthly to common shareholders. Any net capital gains earned by the Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

OTHER: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

2.  CAPITAL TRANSACTIONS
There are an unlimited number of no par value common shares of beneficial interest authorized. Of the 22,655,236 common shares outstanding on April 30, 2004, ALPS Distributors, Inc. owned 5,236 shares. The Fund issued 20,000,000 common shares in its initial public offering on February 27, 2004. These common shares were issued at $20.00 per share before the underwriting discount of $0.90 per share. An additional 1,250,000 common shares and 1,400,000 common shares were issued on March 23, 2004 and April 14, 2004, respectively. These common shares were also issued at $20.00 per share before the underwriting discount of $0.90 per share. Offering costs of $906,000 (representing $.04 per common share) were offset against proceeds of the offering and have been charged to paid-in capital of the common shares. ALPS Mutual Funds Services, Inc. ("ALPS") has agreed to pay those offering costs of the Fund (other than sales load, but inclusive of the reimbursement of the underwriter expenses of $.0067 per common share) that exceed $.04 per common share.

Transactions in common shares for the period ended April 30, 2004, were as follows:

FOR THE PERIOD ENDED APRIL 30, 2004
----------------------------------------------------------------------------------------
Common shares outstanding - beginning of period                                    5,236
Common shares issued in connection with initial public offering               20,000,000
Common shares issued from underwriters' over-allotment option exercised        2,650,000
Common shares issued as reinvestment of dividends                                      -
                                                                         ---------------
Common shares outstanding - end of period                                     22,655,236
                                                                         ===============

3. PORTFOLIO SECURITIES
Purchases and sales of investment securities, other than short-term securities, for the period ended April 30, 2004 aggregated $670,633,193 and $73,740,428, respectively. Purchases and sales of U.S. government and agency securities, other than short-term securities, for the period ended April 30, 2004 aggregated $22,886,458 and $0, respectively.

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

FOR THE PERIOD ENDED APRIL 30, 2004
----------------------------------------------------------------------------------------
Gross appreciation (excess of value over tax cost)                       $     1,679,347
Gross depreciation (excess of tax cost over value)                           (29,945,622)
                                                                         ---------------
Net unrealized appreciation (depreciation)                               $   (28,113,702)
                                                                         ---------------
Cost of investments for income tax purposes                              $   597,046,790
                                                                         ===============

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
W.H. Reaves & Co., Inc. ("Reaves") serves as the Fund's investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, Reaves receives an annual investment advisory fee of 0.575% based on the Fund's average daily total assets, computed daily and payable monthly.

ALPS serves as the Fund's administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement with the Fund. As compensation for its services to the Fund, ALPS receives an annual administration fee of 0.265% based on the Fund's average daily total assets, computed daily and payable monthly. ALPS will pay all expenses incurred by the Fund, with the exception of advisory fees, trustees' fees, portfolio transaction expenses, litigation expenses, taxes, cost of preferred shares, expenses of conducting repurchase offers for the purpose of repurchasing fund shares, and extraordinary expenses.

5. OUTSTANDING LOAN
On March 11, 2004, a Security Agreement between the Fund and The Bank of New York ("BONY") was executed which allows the Fund to borrow from BONY an aggregate amount of up to $190,000,000. The borrowings under the BONY loan are secured by pledging the Fund's portfolio securities as collateral. As of April 30, 2004, the Fund had a loan payable in the amount of $158,059,757 with a daily interest rate of 2.03%, which represents Federal Funds Rate plus 1.00%. The amount of the loan represented 27.50% of the Fund's total assets as of April 30, 2004.

6. DIVIDEND REINVESTMENT PLAN
Unless the registered owner of Common Shares elects to receive cash by contacting The Bank of New York (the "Plan Administrator" or "BONY"), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by BONY as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting BONY, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder's Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized Common Shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding Common Shares on the open market ("Open-Market Purchases") on the American Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the

Common Shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the "Last Purchase Date"), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next "ex-dividend" date which typically will be approximately ten days. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, 101 Barclay Street, New York, New York 10286, 20th Floor, Transfer Agent Services, (800) 433-8191.

7. OTHER
The Independent Trustees of the Fund receive a quarterly retainer of $3,500 and an additional $1,500 for each meeting attended.

                                                             TRUSTEES & OFFICERS
                                                      April 30, 2004 (unaudited)

INTERESTED TRUSTEES AND OFFICERS

                                                            PRINCIPAL OCCUPATION(S)                          NUMBER OF
                            POSITION(S) HELD                DURING PAST 5 YEARS* AND                         PORTFOLIOS IN FUND
                            WITH FUNDS/LENGTH               OTHER DIRECTORSHIPS HELD                         COMPLEX OVER-
NAME, AGE AND ADDRESS       OF TIME SERVED                  BY TRUSTEE                                       SEEN BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
W. ROBERT ALEXANDER         Trustee and                     Mr. Alexander is the Chief Executive Officer     1
Age - 76                    Chairman/Less                   & Chairman of ALPS. Mr. Alexander was Vice
1625 Broadway, Ste. 2200    than three months               Chairman of First Interstate Bank of Denver,
Denver, CO 80202                                            responsible for Trust, Private Banking,
                                                            Retail Banking, Cash Management Services and
                                                            Marketing. Mr. Alexander is currently a
                                                            member of the Board of Trustees of the Hunter
                                                            and Hughes Trusts as well as Financial
                                                            Investors Trust and Financial Investors
                                                            Variable Insurance Trust. Because of his
                                                            affiliation with ALPS, Mr. Alexander is
                                                            considered an "interested" Trustee of the
                                                            Fund.

EDMUND J. BURKE             President/Less                  Mr. Burke is President and a Director of
Age - 43                    than three months               ALPS. Mr. Burke joined ALPS in 1991 as Vice
1625 Broadway, Ste. 2200                                    President and National Sales Manager. Because
Denver, CO 80202                                            of his position with ALPS, Mr. Burke is
                                                            deemed an affiliate of the Trust as defined
                                                            under the 1940 Act. Mr. Burke is currently
                                                            the President of Financial Investors Trust
                                                            and Financial Investors Variable Insurance
                                                            Trust.

                                                            PRINCIPAL OCCUPATION(S)                          NUMBER OF
                            POSITION(S) HELD                DURING PAST 5 YEARS* AND                         PORTFOLIOS IN FUND
                            WITH FUNDS/LENGTH               OTHER DIRECTORSHIPS HELD                         COMPLEX OVER-
NAME, AGE AND ADDRESS       OF TIME SERVED                  BY TRUSTEE                                       SEEN BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
JEREMY O. MAY               Treasurer/Less                  Mr. May is Managing Director of ALPS. Mr. May
Age - 34                    than three months               joined ALPS in 1995 as a Controller. Because
1625 Broadway, Ste. 2200                                    of his position with ALPS, Mr. May is deemed
Denver, CO 80202                                            an affiliate of the Trust as defined under
                                                            the 1940 Act. Mr. May is currently the
                                                            Treasurer of Financial Investors Trust,
                                                            Financial Investors Variable Insurance Trust
                                                            and First Funds.

EVERETT L. MORRIS           Trustee/Less than               Mr. Morris was a Vice President and Director     1
Age - 75                    three months                    of Reaves from 1993 to 2003. Mr. Morris is
1625 Broadway, Ste. 2200                                    currently a Director/Trustee of the Phoenix
Denver, CO 80202                                            Funds, a Director of the Duff & Phelps
                                                            Utilities Tax-Free Income Fund, and a
                                                            Director of the Duff & Phelps Utilities
                                                            Income Fund.

TRACI A. THELEN             Secretary/Less                  Ms. Thelen is the General Counsel of ALPS.
Age - 31                    than three months               Ms. Thelen joined ALPS in October 1999 as
1625 Broadway, Ste. 2200                                    Associate Counsel. Because of her position
Denver, CO 80202                                            with ALPS, Ms. Thelen is deemed an affiliate
                                                            of the Trust as defined under the 1940 Act.
                                                            Ms. Thelen is currently the Secretary of
                                                            Financial Investors Trust, Financial
                                                            Investors Variable Insurance Trust, First
                                                            Funds and Westcore Trust.

INDEPENDENT TRUSTEES

                                                            PRINCIPAL OCCUPATION(S)                          NUMBER OF
                            POSITION(S) HELD                DURING PAST 5 YEARS* AND                         PORTFOLIOS IN FUND
                            WITH FUNDS/LENGTH               OTHER DIRECTORSHIPS HELD                         COMPLEX OVER-
NAME, AGE AND ADDRESS       OF TIME SERVED                  BY TRUSTEE                                       SEEN BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
MARY K. ANSTINE             Trustee/Less than               Ms. Anstine is the President/Chief Executive     1
Age - 63                    three months                    Officer of HealthONE, Denver, Colorado, and
1625 Broadway, Ste. 2200                                    former Executive Vice President of First
Denver, CO 80202                                            Interstate Bank of Denver. Ms. Anstine is
                                                            also a Trustee/Director of the following:
                                                            Denver Area Council of the Boy Scouts of
                                                            America; Colorado Uplift Board; AV Hunter
                                                            Trust; P/SL Auxiliary Board; Financial
                                                            Investors Trust; Financial Investors Variable
                                                            Trust; and a member of the Advisory Boards
                                                            for the Girl Scouts Mile Hi Council. Ms.
                                                            Anstine was a Director of: the Northern Trust
                                                            Bank of Colorado from February 1998 until
                                                            February 2002; HealthONE; a member of the
                                                            American Bankers Association Trust Executive
                                                            Committee; and Director of the Center for
                                                            Dispute Resolution.

MICHAEL F. HOLLAND          Trustee/Less than               Mr. Holland is Chairman of Holland & Company.    1
Age - 59                    three months                    Mr. Holland is currently a Director and
375 Park Avenue                                             Chairman of the Board, President and
New York, NY 10152                                          Treasurer of the Holland Series Fund, Inc.
                                                            Mr. Holland is also a Trustee of State Street
                                                            Master Funds, Vanguard Charitable Endowment
                                                            Program, and the China Fund, Inc.

                                                            PRINCIPAL OCCUPATION(S)                          NUMBER OF
                            POSITION(S) HELD                DURING PAST 5 YEARS* AND                         PORTFOLIOS IN FUND
                            WITH FUNDS/LENGTH               OTHER DIRECTORSHIPS HELD                         COMPLEX OVER-
NAME, AGE AND ADDRESS       OF TIME SERVED                  BY TRUSTEE                                       SEEN BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
ROBERT E. LEE               Trustee/Less than               Mr. Lee was a commercial bank executive of       1
Age - 68                    three months                    First Interstate Bank of Denver from 1980
10510 Lakeview Drive                                        through 1989. He is currently a Director of
Hayden Lake, Idaho 83835                                    the following: Storage Technology
                                                            Corporation; ING Financial Services -- North
                                                            America; Meredith Corporation; and Emeritus
                                                            Executive Director -- The Denver Foundation.
                                                            Mr. Lee is also a Trustee of Financial
                                                            Investors Trust and Financial Investors
                                                            Variable Insurance Trust.

LARRY W. PAPASAN            Trustee/Less than               Mr. Papasan is the former Chairman of Smith &    1
Age - 62                    three months                    Nephew, Inc. (orthopedic division). Mr.
2670 Union Avenue                                           Papasan is a former Director of First
Extended Suite 700                                          American National Bank of Memphis and The
Memphis, TN 38112                                           West Tennessee Board of First American
                                                            National Bank (1988-1991) and was President
                                                            of Memphis Light Gas and Water Division of
                                                            the city of Memphis (1984-1991). Mr. Papasan
                                                            is a member of the Board of the Plough
                                                            Foundation, a non-profit trust, a Trustee of
                                                            First Funds, a mutual fund complex, and a
                                                            Trustee of Smith Seckman Reid, Inc., an
                                                            engineering services company. Mr. Papasan is
                                                            also Chairman of the Board of the University
                                                            of Memphis Board of Visitors and Foundation,
                                                            Chairman of the Board of LeBonheur Children's
                                                            Hospital Foundation, President of the Board
                                                            of the Biblical Resource Center and Museum,
                                                            and a Board Member of the Memphis
                                                            Biotechnology Group, a non-profit
                                                            organization.

Except for their service on the Company's Board of Directors, the independent directors named above have not held any positions during the past two years with the Fund; any investment company; any investment adviser; any underwriter of the Fund; or any affiliate of the Fund or its investment advisers or underwriters.

REAVES UTILITY INCOME FUND               [ALPS MUTUAL FUNDS SERVICES, INC. LOGO]
1625 Broadway, Suite 2200
Denver, CO 80202
1-800-644-5571


This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

Must be accompanied or preceded by a current prospectus.

For more information, please call 1-800-644-5571.

ITEM 2 - CODE OF ETHICS

     Not applicable to semi-annual report.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

     Not applicable to semi-annual report.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not applicable to semi-annual report.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to semi-annual report.

ITEM 6 - SCHEDULE OF INVESTMENTS

     Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to semi-annual report.

ITEM 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not Applicable.

ITEM 9 - SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

     The Board of Trustees has not yet adopted procedures by which shareholders may recommend nominees to the Board of Trustees.

ITEM 10 - CONTROLS AND PROCEDURES

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting during Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - EXHIBITS

     (a)(1) Not applicable to semi-annual report.

     (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

     (a)(3) Not applicable.

     (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              REAVES UTILILTY INCOME FUND

                                              By:   /s/Edmund J. Burke
                                                    ------------------
                                                    Edmund J. Burke
                                                    President

                                              Date: July 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              By:   /s/ Edmund J. Burke
                                                    -------------------
                                                    Edmund J. Burke
                                                    President

                                              Date: July 8, 2004

                                              By:   /s/ Jeremy O. May
                                                    -------------------
                                                    Jeremy O. May
                                                    Treasurer

                                              Date: July 8, 2004